Summary of Signification Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Signification Accounting Policies [Abstract]
Schedule of Estimated Economic Lives of the Intangible Assets

Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:

Types of intangible assets	The estimated useful lives of the intangible assets
Applications development	3 years
Software	2 years

Schedule of Estimated Useful Lives of the Assets	The estimated useful lives are as follows:
Useful life
Motor vehicles	5 – 10 years
Office equipment	2 – 8 years
Furniture and fittings	5 years
Computer	3 years
Warehouse equipment	2 years
Machinery equipment	3 years
Leasehold improvements	5 years

Schedule of Disaggregation Information of Revenues

Accordingly, revenue disaggregation below distinguishes between continuing and discontinued operations for all periods presented.

	For the years ended December 31,
Product/Service Type	2025	Percentage of Revenue	2024	Percentage of Revenue	2023	Percentage of Revenue
Discontinued operations
Food and beverage	$1,170,458	52%	$3,782,036	51%	$3,479,998	32%
Fresh produce	1,050,384	46%	3,625,667	49%	5,436,310	50%
Lifestyle and other personal care items	48,488	2%	26,320	—%	1,932,630	18%
Total	2,269,330	100%	7,434,023	100%	10,848,938	100%

Continuing operations
Food and beverage	—	—%	27,751,764	55%	22,236,685	44%
Fresh produce	440,295	2%	8,323,343	16%	13,939,462	27%
Packaged-tour	18,393,804	98%	14,789,379	29%	14,661,085	29%
Others	—	—%	5,326	—%	—	—%
Total	$18,834,099	100%	$50,869,812	100%	$50,837,232	100%

Schedule of Revenues Classified by the Geographic Areas

Revenues classified by the geographic areas in which the customers were located was as follows:

	For the years ended December 31,
Product/Service Type	2025	Percentage of Total Revenue	2024	Percentage of Total Revenue	2023	Percentage of Total Revenue
Discontinued operations
Singapore	$2,269,330	100%	$7,434,023	100%	$10,848,938	100%
Total	$2,269,330	100%	$7,434,023	100%	$10,848,938	100%

Continuing operations
Singapore	$13,177,337	70%	$13,382,108	26%	$14,405,196	28%
Indonesia	5,656,762	30%	37,487,704	74%	36,432,036	72%
Total	$18,834,099	100%	$50,869,812	100%	$50,837,232	100%